Note 2 - Basis of Presentation and Summary of Significant Accounting Policies 1 (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Three months ended		Six months ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018

Display Ads & Offers (point-in-time revenue)	$116,524	$291,960	$298,232	$581,055
Paid Downloadable Games (point-in-time recognition)	144,798	193,466	315,158	508,863
Durable Virtual Goods (over-time recognition):
In-Game Currency and Premium In-Game Content	987,077	233,796	1,342,806	491,182
Rewarded Video Ads	52,905	14,451	121,138	41,261
Subscriptions	22,414	-	37,563	-
Arrangements with Multiple Performance Obligations (over-time recognition):
License Agreement Minimum Guarantee	21,877	-	43,753	-
Total Revenue	$1,345,595	$733,673	$2,158,650	$1,622,361

	Year ended
	December 31, 2018	December 31, 2017

Display Ads & Offers (point-in-time revenue)	$878,590	$1,804,268
Paid Downloadable Games (point-in-time recognition)	806,784	592,222
Durable Virtual Goods (over-time recognition):
In-Game Currency and Premium In-Game Content	910,737	744,870
Rewarded Video Ads	93,352	-
Arrangements with Multiple Performance Obligations (over-time recognition):
License Agreement Minimum Guarantee	182,815	-
Total Revenue	$2,872,278	$3,141,360

Property, Plant and Equipment [Table Text Block]
Estimated Useful Life:	Years

Computer equipment	3
Furniture and Fixtures	5
Leasehold improvements	3

Estimated Useful Life:	Years

Computer equipment (Years)	3
Furniture and Fixtures (Years)	5
Leasehold improvements	3